Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2018
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Details of Other in the Consolidated Statement of Cash Flow

Details of “Other” in the consolidated statement of cash flow are as follows:

	Year ended December 31,
	2018	2017
Non-cash employee benefit charges	155	164
Net (gains) losses on foreign exchange and derivative financial instruments	(32)	140
Share of post-tax losses in equity method investments	212	4
Other	59	53
	394	361

Details of Changes in Working Capital and Other Items

Details of “Changes in working capital and other items” are as follows:

	Year ended December 31,
	2018	2017
Trade and other receivables	(337)	(20)
Prepaid expenses and other current assets	(56)	(18)
Other financial assets	18	6
Payables, accruals and provisions	216	(135)
Deferred revenue	55	26
Other financial liabilities	(22)	(23)
Income taxes	(16)	76
Other(1)	8	(63)
	(134)	(151)

(1) Includes $(38) million in 2018 and 2017, respectively, related to employee benefit plans.

Details of Income Taxes Paid

Details of income taxes (paid) received are as follows:

	Year ended December 31,
	2018	2017
Operating activities - continuing operations	(270)	(57)
Operating activities - discontinued operations	(38)	(151)
Investing activities - discontinued operations	-	17
Total income taxes paid	(308)	(191)

Details of Operating Cash Flows from Discontinued Operations

Operating cash flows from discontinued operations are as follows:

	Year ended December 31,
	2018	2017
Cash provided by (used in):
OPERATING ACTIVITIES - DISCONTINUED OPERATIONS
Earnings from discontinued operations	3,859	822
Adjustments for:
Depreciation	17	183
Amortization of computer software	30	342
Amortization of other identifiable intangible assets	29	333
Net gains on disposals of businesses and investments	(3,087)	(1)
Deferred tax	583	(225)
Other	74	435
Changes in working capital and other items	(335)	(490)
Operating cash flows from discontinued operations	1,170	1,399